FAIR VALUE AND RISK MANAGEMENT - Risk Management (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
2021 Debentures and 2023 Debentures
Risk management strategy related to hedge accounting
Percentage of debt	95.00%
Effective interest rate risk | Fixed interest rate | 2021 Debentures
Risk management strategy related to hedge accounting
Interest rate	2.68%
Effective interest rate risk | Fixed interest rate | 2023 Debentures
Risk management strategy related to hedge accounting
Interest rate	2.43%
Foreign exchange risk
Risk management strategy related to hedge accounting
Foreign currency denominated net assets	CAD 1,900.0
Change in foreign currency rate (in percent)	1.00%
US dollar exchange risk
Risk management strategy related to hedge accounting
Gain or Loss on change in value of foreign currency exchange rate	CAD 9.5
Effect of exchange rate changes on revenue	0.7
Euro exchange risk
Risk management strategy related to hedge accounting
Gain or Loss on change in value of foreign currency exchange rate	9.5
Effect of exchange rate changes on revenue	CAD 1.0
Magna | Credit risk
Risk management strategy related to hedge accounting
Percentage of trust's rental revenue	74.00%	76.00%